Intangible Assets - Significant Intangible Assets (Details) € in Millions	Dec. 31, 2018 EUR (€) item	Dec. 31, 2017 EUR (€)
Useful Lives of Intangible Assets Other Than Goodwill
Total significant intangible assets | €	€ 2,361	€ 2,106
Customer relationships | Sybase
Useful Lives of Intangible Assets Other Than Goodwill
Total significant intangible assets | €	€ 179	226
Customer relationships | Sybase | Lowest
Useful Lives of Intangible Assets Other Than Goodwill
Remaining Useful Life (in years)	3
Customer relationships | Sybase | Highest
Useful Lives of Intangible Assets Other Than Goodwill
Remaining Useful Life (in years)	5
Customer relationships | SuccessFactors
Useful Lives of Intangible Assets Other Than Goodwill
Total significant intangible assets | €	€ 225	261
Remaining Useful Life (in years)	7
Customer relationships | Ariba
Useful Lives of Intangible Assets Other Than Goodwill
Total significant intangible assets | €	€ 323	366
Customer relationships | Ariba | Lowest
Useful Lives of Intangible Assets Other Than Goodwill
Remaining Useful Life (in years)	7
Customer relationships | Ariba | Highest
Useful Lives of Intangible Assets Other Than Goodwill
Remaining Useful Life (in years)	9
Customer relationships | Concur
Useful Lives of Intangible Assets Other Than Goodwill
Total significant intangible assets | €	€ 1,033	1,073
Customer relationships | Concur | Lowest
Useful Lives of Intangible Assets Other Than Goodwill
Remaining Useful Life (in years)	12
Customer relationships | Concur | Highest
Useful Lives of Intangible Assets Other Than Goodwill
Remaining Useful Life (in years)	16
Customer relationships | Callidus
Useful Lives of Intangible Assets Other Than Goodwill
Total significant intangible assets | €	€ 384	0
Customer relationships | Callidus | Lowest
Useful Lives of Intangible Assets Other Than Goodwill
Remaining Useful Life (in years)	10
Customer relationships | Callidus | Highest
Useful Lives of Intangible Assets Other Than Goodwill
Remaining Useful Life (in years)	14
Acquired technologies | Concur
Useful Lives of Intangible Assets Other Than Goodwill
Total significant intangible assets | €	€ 114	180
Remaining Useful Life (in years)	3
Acquired technologies | Callidus
Useful Lives of Intangible Assets Other Than Goodwill
Total significant intangible assets | €	€ 103	€ 0
Acquired technologies | Callidus | Lowest
Useful Lives of Intangible Assets Other Than Goodwill
Remaining Useful Life (in years)	4
Acquired technologies | Callidus | Highest
Useful Lives of Intangible Assets Other Than Goodwill
Remaining Useful Life (in years)	6